Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 43	$ 41	$ 50	$ 45
Provision for credit losses	8	(1)	1	(5)
Exchange rate changes/other		1		1
Balance at end of period	51	41	51	41
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,630	4,449	5,348	4,181
Provision for credit losses	916	614	1,734	1,144
Net write-offs	(476)	(278)	(930)	(494)
Exchange rate changes/other	4	(8)	(78)	(54)
Balance at end of period	6,074	4,777	6,074	4,777
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,299	3,999	5,004	3,753
Balance at end of period	5,715	4,332	5,715	4,332
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	282	403	288	378
Balance at end of period	302	397	302	397
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	43	41	50	45
Balance at end of period	51	41	51	41
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	6	6	5
Balance at end of period	6	7	6	7
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	542	469	481	432
Provision for credit losses	28	11	102	62
Net write-offs	(5)	(4)	(6)	(9)
Exchange rate changes/other	4	4	(8)	(5)
Balance at end of period	569	480	569	480
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,287	1,129	1,228	1,043
Provision for credit losses	213	136	415	305
Net write-offs	(134)	(98)	(273)	(181)
Exchange rate changes/other	5	(2)	1	(2)
Balance at end of period	1,371	1,165	1,371	1,165
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,101	926	1,069	893
Provision for credit losses	223	169	406	305
Net write-offs	(185)	(115)	(335)	(217)
Exchange rate changes/other			(1)	(1)
Balance at end of period	1,139	980	1,139	980
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	212	204	194	194
Provision for credit losses	39	30	76	47
Net write-offs	(19)	(7)	(34)	(16)
Exchange rate changes/other	(2)	(2)	(6)
Balance at end of period	230	225	230	225
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,445	1,680	2,326	1,574
Provision for credit losses	405	269	734	430
Net write-offs	(133)	(54)	(282)	(71)
Exchange rate changes/other	(3)	(9)	(64)	(47)
Balance at end of period	$ 2,714	$ 1,886	$ 2,714	$ 1,886